Provisions - Summary of Legal Claims and Other Costs (Parenthetical) (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Claim	Dec. 31, 2016 EUR (€) Claim	Dec. 31, 2015 EUR (€)
Disclosure of other provisions [line items]
Provisions	€ 153.0	€ 149.0	€ 163.0
Legal claims and other costs [member]
Disclosure of other provisions [line items]
Provisions	€ 67.0	56.0	€ 67.0
Expected provisions settlement period	Five years
Legal claims and other costs [member] | General equipment maintenance [member]
Disclosure of other provisions [line items]
Provisions	€ 3.0	3.0
Legal claims and other costs [member] | Customer litigation, product warranties and guarantees [member]
Disclosure of other provisions [line items]
Provisions	16.0	7.0
Legal claims and other costs [member] | Late delivery penalties [member]
Disclosure of other provisions [line items]
Provisions	€ 6.0	€ 4.0
Disease claims [member]
Disclosure of other provisions [line items]
Number of cases outstanding for disease claims | Claim	7	11
Disease claims [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Latency period for acquiring diseases	25 years
Disease claims [member] | Top of range [member]
Disclosure of other provisions [line items]
Latency period for acquiring diseases	40 years
Average amount per claim outstanding		€ 0.1
Average settlement amount per claim	€ 0.1	€ 0.1